Janus Henderson Adaptive Risk Managed U.S. Equity Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class D	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.69%